SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated September 13, 2019
to the Class F Prospectus dated June 30, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Catholic Values Equity Fund

In the Fund Summary for the Catholic Values Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to EAM Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Mark W. Giovanniello, CFA	Since 2019	Chief Investment Officer, Principal and Portfolio Manager
	Eric C. Brown, CFA	Since 2019	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2019	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2019	Portfolio Manager, Principal and Senior Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the text relating to EAM Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at Eight Tower Bridge, 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Catholic Values Equity Fund. A team of investment professionals manages the portion of the Catholic Values Equity Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and a Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and also holds the Chartered Financial Analyst (CFA) designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1241 (09/19)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated September 13, 2019
to the Class Y Prospectus dated June 30, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Catholic Values Equity Fund

In the Fund Summary for the Catholic Values Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to EAM Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Mark W. Giovanniello, CFA	Since 2019	Chief Investment Officer, Principal and Portfolio Manager
	Eric C. Brown, CFA	Since 2019	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2019	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2019	Portfolio Manager, Principal and Senior Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the text relating to EAM Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at Eight Tower Bridge, 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Catholic Values Equity Fund. A team of investment professionals manages the portion of the Catholic Values Equity Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and a Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and also holds the Chartered Financial Analyst (CFA) designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1242 (09/19)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement dated September 13, 2019
to the Statement of Additional Information ("SAI") dated June 30, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the reference to "EAM Investors, LLC" is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to EAM Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

COPELAND CAPITAL MANAGEMENT, LLC—Copeland Capital Management, LLC ("Copeland") serves as a Sub-Adviser to a portion of the assets of the Catholic Values Equity Fund. Copeland was founded in 2005 and is 100% employee owned.

In addition, under the same section, under the heading titled "Portfolio Management," the sub-heading titled "EAM Investors" and the paragraphs thereunder are hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Copeland

Compensation. SIMC pays Copeland a fee based on the assets under management of the Catholic Values Equity Fund as set forth in an investment sub-advisory agreement between Copeland and SIMC. Copeland pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Catholic Values Equity Fund. The following information relates to the period ended June 30, 2019.

There are three components used to evaluate our analysts and portfolio managers. Each of our portfolio managers also has sector specific research responsibilities so the process is the same for all. We begin by comparing their recommendations to their sector as a whole as well as to our dividend growth universe within each sector. Because our investment process is collaborative we also include the performance of each strategy to its respective benchmark and the performance of the firm as a whole in our evaluation of each analyst and portfolio manager. Every member of the investment team is compensated in three ways: 1) equity ownership of the firm; 2) base salary; and 3) bonuses related to performance of recommendations within each sector for each sector specific analyst, strategy performance relative to benchmarks for each lead Portfolio Manager and overall firm level performance for each of our strategies.

Bonus compensation can vary year-to-year but can represent 100% to 150% of base compensation on the high end. Equity units are issued on a more long-term basis and can vary greatly from year to year. Equity is granted with long-term vesting schedules. We are trying to encourage a culture of ownership and accountability. Our compensation structure is purposefully designed to allow outstanding performance to be rewarded, but also encourages a collaborative approach in that everyone has an interest in not just seeing their sector do well, but also the strategy and the firm as a whole.

Ownership of Fund Shares. As of June 30, 2019, Copeland's portfolio managers did not beneficially own any shares of the Catholic Values Equity Fund.

Other Accounts. As of June 30, 2019, in addition to the Catholic Values Equity Fund, Copeland's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Mark W. Giovanniello, CFA	6		$585.68	1		$3.68	1,394		$1,442.34
	0	*	$0	1	*	$3.68	0	*	$0
Eric C. Brown, CFA	6		$585.68	1		$3.68	1,394		$1,442.34
	0	*	$0	1	*	$3.68	0	*	$0
David McGonigle, CFA	6		$585.68	1		$3.68	1,394		$1,442.34
	0	*	$0	1	*	$3.68	0	*	$0
Jeffrey Walkenhorst, CFA	6		$585.68	1		$3.68	1,394		$1,442.34
	0	*	$0	1	*	$3.68	0	*	$0

†  Copeland utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Copeland may receive fees from certain accounts that are higher than the fee it receives from the Catholic Values Equity Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Catholic Values Equity Fund. Copeland has adopted policies and procedures designed to address these potential material conflicts. For instance, Copeland utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The portfolio manager's compensation is based upon their ownership share of the profits, if any, of Copeland.

To address and manage these potential conflicts of interest, Copeland has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1243 (09/19)